Earnings Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share
Net income	$ 174,907	$ 86,197	$ (186,994)	$ 1,672,070
Average number of shares outstanding	2,109,855	2,121,516	2,119,189	2,189,017
Less: Average unallocated ESOP shares	74,724	78,220	76,909	80,405
Average number of common shares outstanding used to calculate basic earnings per share	2,035,131	2,043,296	2,042,280	2,108,612
Effect of dilutive restricted stock awards		3,053		3,897
Average number of common shares outstanding used to calculate diluted earnings per share	2,035,131	2,046,349	2,042,280	2,112,509
Earnings per common share:
Basic	$ 0.09	$ 0.04	$ (0.09)	$ 0.79
Diluted	$ 0.09	$ 0.04	$ (0.09)	$ 0.79